TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
May 31, 2019
Trade and other receivables [Abstract]
Schedule of detailed information about trade and other receivables
	May 31	May 31
	2019	2018
Trade receivables	$129,960	$217,054
GST recoverable	195,350	35,648
Prepaid expenses and deposits	343,864	127,719
	$669,174	$380,421